Segment information	12 Months Ended
Dec. 31, 2025
Segment information
Segment information

5. Segment information

Segment information is determined consistent with the internal reporting to the chief operating decision makers (CODM) of the Group, i.e., the person or persons who take decisions about the allocation of resources and evaluate financial performance. Currently the CODM is the key management personnel, please refer to note 25.1. The CODM reviews information at the consolidated level for resource allocation and evaluation of the Group’s financial performance and considers one segment whilst reviewing this information.

As the Group currently has no marketable products, no revenue generated from external customers can be presented based on product or service categories, geographical location or the extent of key customers that constitute total revenue.

The below table presents the non-current assets per country:

	For the year ended December 31
(In thousands of €)	2025	2024
AgomAb Belgium	5,267	5,364
Agomab Spain	27,202	27,204
Total non-current assets	32,469	32,568